Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Jun. 30, 2014	Dec. 31, 2013
Amortization of deferred financing costs		$ 0	$ 69,546
Accumulated depreciation		2,230	373
Debt discount		$ 0	$ 141,049
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	200,000,000	200,000,000	200,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Liquidation Value		$ 0.80	$ 0.80
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	43,853,804	40,294,217	4,958,778
Common stock, shares outstanding	43,853,804	40,294,217	4,958,778
Series A Preferred Stock [Member]
Preferred stock, shares authorized		0	255,000,000
Preferred stock, shares issued		0	13,604,128
Preferred stock, shares outstanding		0	13,604,128
Class A convertible preferred stock [Member]
Preferred stock, par value	$ 0.001
Preferred stock, shares authorized	3,500,000	3,500,000	3,500,000
Preferred stock, shares issued	3,337,309	3,337,309	0
Preferred stock, shares outstanding	3,337,309	3,337,309	0